RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS	Amount due from/(to) a shareholder
	As of March 31,
	2025	2026
	HKD	HKD
Seto Wai Yue	$(1,839,193)	$(3,645,293)

SCHEDULE OF PROCEEDS AND PAYMENTS TO SHAREHOLDER

During the years ended March 31, 2024, 2025 and 2026, the proceeds and payments to a shareholder are as follows

	Years ended March 31,
	2024	2025	2026
	HKD	HKD	HKD
Proceeds from a shareholder	$18,039,849	$9,177,530	$7,213,210
Payments to a shareholder	(21,742,460)	(4,387,903)	(5,407,110)

SCHEDULE OF AMOUNT DUE FROM TO RELATED PARTY	Amount due from/(to) a related party
	As of	As of
	March 31, 2025	March 31, 2026
	HKD	HKD
I Dao Cao Limited	$(288,350)	$-
Exit Operations Limited	$1,219,865	$-

SCHEDULE OF REVENUE FROM RELATED PARTY

Revenue

	Years ended March 31,
	2024	2025	2026
	HKD	HKD	HKD
Exit (HK) Limited
- Provision of event management services	-	-	-
- Sales of goods	-	-	-
- Design and others	20,000	-	-
Exit Catering Limited – sale of goods	317,586	-	-
Exit Operations Limited
- Revenue of café operation	-	431,509	-
- Sales of goods	-	20,250	-
Earthling Catering Limited – design and others	-	-	-
	$337,586	$451,759	$-

SCHEDULE OF COST REVENUE	Cost of Revenue
	Years ended March 31,
	2024	2025	2026
	HKD	HKD	HKD
Exit Operations Limited –cost of café operation	$-	$264,350	$-
Exit HK Limited – royalty fee	$-	$-	$230,759